Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Property, Plant and Equipment

(10) Property, Plant and Equipment

Details of property, plant and equipment and movement in the consolidated balance sheet at 31 December 2020 and 2019 are included in Appendix V, which forms an integral part of this note to the consolidated financial statements.

Property, plant and development under construction at 31 December 2020 and 2019 mainly comprise investments made to extend the companies’ equipment and to increase their productive capacity.

In 2020, the Group has capitalized interests for a total amount of Euros 16,606 thousand (Euros 14,894 thousand in 2019)

a)Insurance

Group policy is to contract sufficient insurance coverage for the risk of damage to property, plant and equipment. At 31 December 2020 the Group has a combined insurance policy for all Group companies, which more than adequately covers the carrying amount of all the Group’s assets.

b)Losses on disposal of property, plant and equipment

Total losses incurred on disposals of property, plant and equipment for 2020 amount to Euros 150 thousand (losses of Euros 1,408 thousand in 2019).

c)Self - constructed property, plant and equipment

At 31 December 2020 the Group has recognized Euros 85,691 thousand as self -constructed property, plant and equipment (Euros 102,229 thousand at 31 December 2019).

d)Purchase commitments

At 31 December 2020 the Group has property, plant and equipment purchase commitments amounting to Euros 44,007 thousand (Euros 52,519 thousand at 31 December 2019).